LEASES AS LESSEE (Details 3)	Dec. 31, 2024 USD ($)
Leases [Abstract]
2025	$ 460,719
2026	445,592
2027	254,430
2028	60,356
2029	15,724
2030 and thereafter	13,104
Total lease payments	1,249,925
Less: imputed interest	(71,316)
Total operating lease liabilities, net of interest	$ 1,178,609